Derivative Financial Instruments - Schedule of Swap Agreements That Will Fix the Floating Interest Rates Associated With Its Term Loan (Details) - Interest Rate Swaps - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
December 2021 Term Loan One
Derivatives Fair Value [Line Items]
Designation Date	2021-12	2021-12
Effective Date	2020-08	2020-08
Initial Notional Amount	$ 181,205,050	$ 181,205,050
Notional Amount Outstanding as of March 31, 2023	$ 522,934,227	$ 478,905,707
Fixed Rate	0.7203%	0.7203%
Expiration Date	2024-04	2024-04
December 2021 Term Loan Two
Derivatives Fair Value [Line Items]
Designation Date	2021-12	2021-12
Effective Date	2020-08	2020-08
Initial Notional Amount	$ 388,877,200	$ 388,877,200
Notional Amount Outstanding as of March 31, 2023	$ 651,065,293	$ 599,043,463
Fixed Rate	0.6826%	0.6826%
Expiration Date	2024-04	2024-04
December 2021 Term Loan Three
Derivatives Fair Value [Line Items]
Designation Date	2021-12	2021-12
Effective Date	2022-05	2022-05
Initial Notional Amount	$ 220,130,318	$ 220,130,318
Notional Amount Outstanding as of March 31, 2023	$ 272,061,373	$ 218,699,843
Fixed Rate	0.457%	0.457%
Expiration Date	2024-04	2024-04
December 2021 Term Loan Four
Derivatives Fair Value [Line Items]
Designation Date	2021-12	2021-12
Effective Date	2022-05	2022-05
Initial Notional Amount	$ 306,004,562	$ 306,004,562
Notional Amount Outstanding as of March 31, 2023	$ 347,501,107	$ 302,505,737
Fixed Rate	0.448%	0.448%
Expiration Date	2024-04	2024-04
December 2021 Term Loan Five
Derivatives Fair Value [Line Items]
Designation Date	2021-12	2021-12
Effective Date	2024-04	2024-04
Initial Notional Amount	$ 871,205,040	$ 871,205,040
Fixed Rate	1.6533%	1.6533%
Expiration Date	2025-06	2025-06
December 2021 Term Loan Six
Derivatives Fair Value [Line Items]
Designation Date	2021-12	2021-12
Effective Date	2024-04	2024-04
Initial Notional Amount	$ 435,602,520	$ 435,602,520
Fixed Rate	1.656%	1.656%
Expiration Date	2025-06	2025-06
December 2021 Term Loan Seven
Derivatives Fair Value [Line Items]
Designation Date	2021-12	2021-12
Effective Date	2024-04	2024-04
Initial Notional Amount	$ 435,602,520	$ 435,602,520
Fixed Rate	1.665%	1.665%
Expiration Date	2025-06	2025-06
March 2022 Term Loan
Derivatives Fair Value [Line Items]
Designation Date	2022-03	2022-03
Effective Date	2025-06	2025-06
Initial Notional Amount	$ 1,197,000,000	$ 1,197,000,000
Fixed Rate	2.554%	2.554%
Expiration Date	2026-12	2026-12
March 2023 Term Loan One
Derivatives Fair Value [Line Items]
Designation Date	2023-03
Effective Date	2023-03
Initial Notional Amount	$ 150,000,000
Notional Amount Outstanding as of March 31, 2023	$ 150,000,000
Fixed Rate	3.9025%
Expiration Date	2026-12
March 2023 Term Loan Two
Derivatives Fair Value [Line Items]
Designation Date	2023-03
Effective Date	2023-03
Initial Notional Amount	$ 150,000,000
Notional Amount Outstanding as of March 31, 2023	$ 150,000,000
Fixed Rate	3.91%
Expiration Date	2026-12
July 2021 Term Loan
Derivatives Fair Value [Line Items]
Designation Date		2021-07
Effective Date		2020-08
Initial Notional Amount		$ 89,863,420
Notional Amount Outstanding as of March 31, 2023		$ 100,000,000
Fixed Rate		3.068%
Expiration Date		2023-02